CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (763,677)	$ (12,013,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, depletion, amortization and accretion	662	131,692
Impairment of oil and gas properties		180,262
Gain on sale of oil & gas properties		(64,168)
Impairment of goodwill		6,820,003
Gain on debt extinguishment		(9,268)
Series A preferred stock issued for debt maturity extension		280,001
Loss on settlement of payables		139,874
Stock-based compensation expense	73,327	621,420
Amortization of debt discount		507,505
Loss from equity method investments	25,875	357,612
Changes in operating assets and liabilities:
Accounts receivable - oil and gas		(14,006)
Accounts receivable - oil and gas - related party		(112,488)
Accounts receivable - related party	(302,315)	216,686
Prepaid expenses and other current assets	(22,433)	(94,532)
Accounts payable	145,428	(38,253)
Accounts payable - related party		327,294
Accrued expenses	32,775	(18,802)
Accrued expenses - related party		(22,164)
Net cash used in operating activities	(810,358)	(2,804,343)
Cash Flows From Investing Activities:
Cash paid for oil and gas properties	(2,899,542)	(1,500,000)
Cash paid for equipment	(5,356)	(1,358)
Deferred costs	(111,828)
Cash paid for acquisition of Blast Energy Services, Inc.		(454,614)
Issuance of notes receivable - related parties		(2,786,064)
Proceeds from sale of equity method investment		1,000,000
Net cash used in investing activities	(3,016,726)	(3,742,036)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	10,420
Proceeds from issuance of notes payable to related party	1,100,000	1,028,287
Repayment of notes payable		(200,000)
Repayment of notes payable to related party	(200,000)
Proceeds on sales of Series A preferred stock	3,093,135	8,015,071
Proceeds from exercise of options for common stock		4,800
Cash flows provided by financing activities	4,003,555	8,848,158
Net change in cash	176,471	2,301,779
Cash at beginning of the year		176,471
Cash at end of the year	176,471	2,478,250
Supplemental disclosure of cash flow information
Interest	12,912	11,809
Income taxes
Noncash investing and financing activities:
Accrual of oil and gas interest purchase obligations	1,871,872
Conversion of notes payable into 800,000 shares of Series A preferred stock	1,800,000
Contribution of 62.5% of oil and gas interest to equity method investor	3,071,640
Issuance of common stock as part of oil and gas interest purchase	28,560
Issuance of 555,556 shares of Series A preferred stock in exchange for acquisition of Excellong E&P-2, Inc.		1,250,000
Contribution of Excellong E&P-2, Inc. to White Hawk		3,734,986
Cash paid on behalf of PEDEVCO to Excellong E&P-2, Inc. by MIE to acquire interests in White Hawk		1,000,000
Cash paid on behalf of PEDEVCO to Condor by MIE for drilling operations		1,141,778
Accrual of purchase adjustment for sale of White Hawk interest		58,332
Warrants issued to MIE for sale of White Hawk equity interests		2,586
Issuance of 76,667 shares of Series A preferred stock to settle payables		172,500
Issuance of 1,366,668 shares of common stock in exchange for investment in Rare Earth JV	4,100
Issuance of Series A preferred stock in settlement of carried interest payable		419,624
Issuance of Series A preferred stock for subscriptions receivable		276,326
Issuance of Series A preferred stock to third party on behalf of Condor for oil and gas properties acquired		276,326
Transfer of unproved properties to proved properties		697,016
Issuance of common stock to settle accrued liabilities		487,218
Issuance of common stock for convertible notes payable		1,029,545
Beneficial conversion feature associated with convertible debt		667,418
Conversion of Series A preferred stock to common stock		27
Cashless exercise of common stock options and warrants		595
Accrual of drilling costs		1,733,859
Asset retirement costs capitalized		$ 16,552